SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in accordance with accounting principles generally accepted ("GAAP") in the United States of America.

A. Use of estimates in the preparation of financial statements:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates.

Estimates and assumptions which, in the opinion of management, are significant to the underlying amounts included in the financial statements and for which it would be reasonably possible that future events or information could change those estimates include: (i) impairment assessments of goodwill and long-lived assets; (ii) realization of deferred income tax assets; and (iii) provisions for obsolete and slow moving inventory. These estimates are discussed further throughout the accompanying notes.
B. Functional Currency and Financial Statements in U.S. Dollars:

The currency of the primary economic environment in which operations of the company and its subsidiaries are conducted is the U.S. dollar (the "dollar").

Virtually all sales by the Company and its subsidiaries are made outside Israel in non-Israeli currencies, mainly the dollar. Most purchases of materials and components are made in dollars or in Israeli currency under contracts linked to the dollar. In addition, most marketing and service costs are incurred outside Israel, primarily in dollars, through the Company's wholly-owned non-Israeli subsidiaries. Thus, the functional currency of the Company and its subsidiaries is the dollar.

Transactions in currencies other than each company's functional currency are translated based on the average currency exchange rates in accordance with the principles set forth in ASC 830-10, "Foreign Currency Translation". All gains and losses from translation of monetary balance sheet items and transactions denominated in currencies other than the functional currency are recorded in the statements of income as financial income, net as they arise.

C. Principles of consolidation:

The consolidated financial statements include the financial statements of the company and its wholly-owned subsidiaries.

All material inter-company transactions and balances have been eliminated.

D. Cash Equivalents:

Cash equivalent consist of short-term highly liquid investments, that are readily convertible into cash with original maturities when purchased of three month or less.

E. Allowance for doubtful accounts:

The allowance for doubtful accounts has been made on the specific identification basis.

F. Inventories:

Inventories are stated at the lower of cost or market. Cost is determined as follows:
Raw materials and spare parts - on moving average basis.
Products in process and finished products - on basis of production costs.

Inventories are written-down for estimated obsolescence, based on assumptions about future demand and market conditions.

G. Property and equipment:

(1)	Property and equipment are stated at cost. Depreciation is calculated by the straight-line method over the estimated useful lives of assets, as follows:

%

Machinery and equipment	10-33 (mainly 33%)
Office furniture and equipment	6-20
Vehicles	15-20
Leasehold improvements are amortized by the straight-line method over the term of the lease, or the estimated useful life of the improvements, whichever is shorter.

(2)
Impairment of long-lived assets - Impairment examinations and recognition are performed and determined based on the provisions of ASC 360-10, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("ASC 360-10"). ASC 360-10 requires that long-lived assets and certain identifiable assets held for use be reviewed for impairment on a periodic basis, or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is determined by a comparison of the carrying amount of the asset and the amount of undiscounted future net cash flows to be generated by the asset or assets group. In the event that an asset is considered to be impaired, an impairment charge is recorded in the amount by which the carrying amount of the asset exceeds its estimated fair value.

H. Other assets- Goodwill and Intangible Assets:

•	Goodwill

Under ASC 350-20, "Goodwill and Other Intangible Assets" ("ASC 350-10"), goodwill is not amortized to earnings, but rather is subject to periodic testing for impairment, at the reporting unit level, at least annually or more frequently if certain events or indicators of impairment occur. Impairment is the condition that exists when the carrying amount of goodwill exceeds its implied fair value. Measurement of an impairment loss is an estimate, performed based on the following: If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired. If the carrying amount of the reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The Group uses the discounted cash flow method to determine the fair value of the reporting unit.

The Company has designated December 31 of each year as the date on which it will perform its annual goodwill and impairment test. An impairment of $ 1,981 thousands resulted from the annual review performed in the year 2008 and an impairment of $ 1,553 thousands resulted from the annual review performed in the year 2009, allocated to the non-destructive automated inspection segment. In 2009 the Group and specifically the non-destructive segment experienced significant difficulties in sales and incurred heavy losses which led the Company to evaluate the goodwill and other intangible associated with the non destructive segment. The result of the evaluation was the write off of the remaining balance of goodwill and intangible assets. The Company sold its holding in Scanmaster Ltd. (the subsidiary operating in the non-destructive segment) to a group of investors led by the Company's former CEO.

The intangible assets (other than Goodwill) are amortized by the straight-line method over their estimated useful lives. Annual rates of amortization are as follows:

%

Technology	10-20
Customer relations	10-20
Distribution network	10
Brand name	8.33
I. Revenue recognition:

(1) Sale of products:

(a) General

Revenues from sales of products and supplies are recognized when an arrangement exists, delivery has occurred and title passed to the customer, Group's price to the customer is fixed or determinable and collectibility is reasonably assured.

In some cases, the Company grants its customers a trial period, usually several months, in order to evaluate prototype of the system's performance. In case that the systems performance meets the customer's requirements, it purchases the system at the end of the trial period. The Company does not recognize sales revenue from products shipped to customers for trial until such products are actually purchased. Until purchased, these products are recorded as consignment inventory at the lower of cost or market as of December 31, 2012 the Company has $109 thousands in consignment.

(b) Right of return

The Group does not provide, in the normal course of business, a right of return to its customers.

(c) Multiple Deliverables

The Company's multiple deliverable arrangements consist primarily of tangible products and professional services. The Company is unable to establish VSOE for all deliverables in an arrangement with multiple elements. Further, the Company is unable to reliably determine what similar competitor products' and services' selling prices are on a standalone basis and therefore is not able to determine TPE. As the Company is unable to establish VSOE or TPE, it uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Company would transact a sale if the product or service were sold on a standalone basis. The Company determines BESP for a product or a service based on its past and current pricing practices. The determination of BESP is made through consultation with and formal approval by the Company's management. We have establish processes to update BSP for each element ,when appropriate, to ensure that it reflects recent pricing experience.
(2) Services rendered

Service revenue in respect of the Group's products is recognized ratably over the contractual period, or as services are performed.

(3) Deferred income

The deferred income balance as of December 31, 2012 and 2011 include amounts of revenues that were invoiced and cash was received, but deferred due to elements of the arrangements not yet delivered as of year end.

J. Research and development:

Research and development expenses net of third party grants, are expensed as incurred.

The Company has no obligation to repay the grants if sales are not generated.

K. Advertising expenses:

Advertising expenses are expensed as in incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 were $ 30 thousands, $ 92 thousands and $16 thousands, respectively.

L. Deferred income taxes:

The company accounts for income taxes in accordance with ASC 740-10, "Accounting for Income Taxes" ("ASC 740-10"). Deferred income taxes are determined by the asset and liability method based on the estimated future tax effects attributable to temporary differences between income tax bases of assets and liabilities and their reported amounts in the financial statements, and to carryforwards for tax losses and deductions. Deferred tax balances are computed using the enacted tax rates to be in effect at the time when these differences are expected to reverse, as they are known at the balance sheet date.

Deferred tax assets and liabilities are classified as current or non-current according to the classification of the respective asset or liability, or the expected reversal date of the specific temporary difference, if not related to a specific asset or liability.

Valuation allowances in respect of deferred tax assets are established when it is more likely than not that all or a portion of the deferred income tax assets will not be realized.

M. Income (loss) per share ("EPS"):

Basic EPS is computed based on the weighted average number of shares outstanding during each year. Total common stock equivalents, related to options and warrants 10,134,915, 13,293,367 and 23,158,644 shares for the years 2012, 2011 and 2010, respectively, were excluded from EPS calculation, because the effect of such options and warrants is antidilutive.
N. Stock-based compensation:

The Company recognizes $ 25 thousands of compensation expenses in 2012 as a result of the application of ASC 718-10. According to "share base compensation" accounting, the Company recorded compensation for stock options granted to employees and directors over the vesting period of the options based on the difference, if any, between the exercise price of the options and the market price of the underlying shares at that date.

As to information about the stock option plans and assumptions see Note 10b.

O. Reclassification:

Certain comparative figures have been reclassified to conform to the current year presentation.

P. Consentration of credit risk:

As of December 31, 2012 and 2011, the Group held cash and cash equivalents and short-term bank deposits, most of which were deposited with major Israeli, European, and U.S. banks. The Company is of the opinion that the credit risk in respect of these balances is insignificant.

The Group performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts. In respect of sales to customers in emerging economies, the Group requires letters of credit from banks.

Q. Issuance of shares, warrants and a convertible note to an investor:

The December 2012 Agreement (see note 9A (5)), included a shares, convertible debt instrument with stock warrants, and a beneficial conversion features. Under ASC 470-20-25, the Company separated the shares, debt instruments and the warrants based on their relative fair value for the liability components and for the equity components. The company accounted for the first warrants as an equity component and the second warrants as a liability component under the provision of ASC 815-10. In addition, the Company concluded that the liability component includes beneficial conversion features. Under ASC 470-20-25, issuers of certain debt instruments with beneficial conversion features need to allocate to an equity component. The Company separated it accordingly.